CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Q2) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
Shareholders' deficiency
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued (in shares)	28,343,067		11,638,713
Common stock, shares outstanding (in shares)	28,343,067		11,638,713